Stock-Based Compensation, Stock-Based Award Plan Activity (Q3) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued liabilities	$ 274,900	$ 274,900	$ 258,528	$ 249,023
Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			7,800	$ 2,400	$ 0
Unrecognized compensation expense			$ 68,000
Shares [Roll Forward]
Outstanding, beginning balance (in shares)		13,285	17,033	18,214	6,987
Granted (in shares)			2,427	1,075	13,722
Settled (in shares)			(1,980)	(304)	0
Forfeited (in shares)			(2,931)	(1,952)	(2,495)
Outstanding, ending balance (in shares)			13,285	17,033	18,214
Vested (in shares)			7,145
Outstanding Weighted-Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)		$ 8.85	$ 8.36	$ 8.23	$ 8.16
Granted (in dollars per share)			10.75	10.61	8.25
Settled (in dollars per share)			8.18	8.33	0
Forfeited (in dollars per share)			8.31	8.43	8.16
Outstanding, ending balance (in dollars per share)			8.85	$ 8.36	$ 8.23
Vested (in dollars per share)			$ 8.62
5 Years Vesting [Member] | Performance Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting			50.00%
5 Years Vesting [Member] | Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting			50.00%
4 Years Vesting [Member] | Performance Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting			50.00%
4 Years Vesting [Member] | Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting			50.00%
3 Years Vesting [Member] | Performance Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting			50.00%
3 Years Vesting [Member] | Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting			50.00%
2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant and reserved for issuance (in shares)	20,900	20,900
2013 Stock Incentive Plan [Member] | Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 0
2013 Stock Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued liabilities	$ 13,100	13,100
2013 Stock Incentive Plan [Member] | Performance Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	7,800	69,200
2013 Stock Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	7,800	69,200
Unrecognized compensation expense	$ 12,900	$ 12,900
2013 Stock Incentive Plan [Member] | Stock Options and Stock Appreciation Rights [Member]
Shares [Roll Forward]
Outstanding, beginning balance (in shares)		13,285
Granted (in shares)		799
Settled (in shares)		(92)
Forfeited (in shares)		(938)
Outstanding, ending balance (in shares)	13,054	13,054	13,285
Vested (in shares)	6,676	6,676
Outstanding Weighted-Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)		$ 8.85
Granted (in dollars per share)		20.00
Settled (in dollars per share)		8.17
Forfeited (in dollars per share)		8.21
Outstanding, ending balance (in dollars per share)	$ 9.52	9.52	$ 8.85
Vested (in dollars per share)	$ 8.73	$ 8.73
2013 Stock Incentive Plan [Member] | Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 7,800	$ 69,200
2013 Stock Incentive Plan [Member] | 5 Years Vesting [Member] | Performance Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting		50.00%
2013 Stock Incentive Plan [Member] | 5 Years Vesting [Member] | Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting		50.00%
2013 Stock Incentive Plan [Member] | 4 Years Vesting [Member] | Performance Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting		50.00%
2013 Stock Incentive Plan [Member] | 4 Years Vesting [Member] | Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting		50.00%
2013 Stock Incentive Plan [Member] | 3 Years Vesting [Member] | Performance Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting		50.00%
2013 Stock Incentive Plan [Member] | 3 Years Vesting [Member] | Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting		50.00%